Note 5 - Transactions with Related Parties (Details) - The Fees Charged by Central Mare (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Fees charged by Central Mare	$ 63	$ 465	$ 3,521	$ 4,998	$ 13,901
Management Fee [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	33	158	505	2,345	5,575
Executive Officers and Other Personnel Expenses [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare	30	240	1,760	2,349	5,405
Commissions on Charter Hire Agreements [Member]
Related Party Transaction [Line Items]
Fees charged by Central Mare		$ 67	$ 150	$ 275	$ 1,216